JPMorgan SmartRetirement® 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 92.7%
Alternative Assets — 2.9%
JPMorgan Realty Income Fund Class R6 Shares (a)	5,926	98,141

Fixed Income — 6.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,040	45,001
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	17,012	134,735
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,852	26,386
JPMorgan High Yield Fund Class R6 Shares (a)	3,066	21,155

Total Fixed Income		227,277

International Equity — 32.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,166	37,264
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	10,803	189,590
JPMorgan International Equity Fund Class R6 Shares (a)	13,713	254,102
JPMorgan International Focus Fund Class R6 Shares (a)	10,063	248,667
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	19,350	370,551

Total International Equity		1,100,174

U.S. Equity — 50.6%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	13,111	418,099
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	592	36,882
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	828	18,358
JPMorgan Small Cap Value Fund Class R6 Shares (a)	618	18,361
JPMorgan U.S. Equity Fund Class R6 Shares (a)	18,892	399,367
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	11,531	403,012
JPMorgan Value Advantage Fund Class R6 Shares (a)	10,325	420,443

Total U.S. Equity		1,714,522

TOTAL INVESTMENT COMPANIES (Cost $2,562,649)		3,140,114

EXCHANGE-TRADED FUNDS — 6.1%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	345	36,671

Fixed Income — 0.6%
JPMorgan High Yield Research Enhanced ETF (a)	431	21,103

International Equity — 1.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,291	53,091

U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,111	95,019

TOTAL EXCHANGE-TRADED FUNDS (Cost $190,797)		205,884

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 0.13%, 1/31/2023 (b) (Cost $14,226)	14,270	14,101

	Shares (000)
SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 2.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c) (Cost $98,968)	98,968	98,968

Total Investments — 102.1% (Cost $2,866,640)		3,459,067
Liabilities in Excess of Other Assets — (2.1)%		(71,375)

Net Assets — 100.0%		3,387,692

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	328	06/2022	USD	13,668	423
MSCI EAFE E-Mini Index	223	06/2022	USD	23,910	405
S&P 500 E-Mini Index	337	06/2022	USD	76,356	5,086

					5,914

Short Contracts
MSCI Emerging Markets E-Mini Index	(940)	06/2022	USD	(52,880)	(4,326)
Russell 2000 E-Mini Index	(2)	06/2022	USD	(207)	— (a)
					(4,326)

					1,588

Abbreviations

EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan SmartRetirement® 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$205,884	$—	$—	$205,884
Investment Companies	3,140,114	—	—	3,140,114
U.S. Treasury Obligations	—	14,101	—	14,101
Short-Term Investments
Investment Companies	98,968	—	—	98,968

Total Investments in Securities	$3,444,966	$14,101	$—	$3,459,067

Appreciation in Other Financial Instruments
Futures Contracts	$5,914	$—	$—	$5,914
Depreciation in Other Financial Instruments
Futures Contracts	(4,326)	—	—	(4,326)

Total Net Appreciation/Depreciation in Other Financial Instruments	$1,588	$—	$—	$1,588

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan SmartRetirement® 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$54,282	$—	$—	$(1,191)	$53,091	1,291	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	50,810	13,992	32,177	1,778	2,268	36,671	345	684	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	92,017	31,213	24,022	1,859	(6,048)	95,019	1,111	621	—
JPMorgan Core Bond Fund Class R6 Shares (a)	58,444	1,233	10,687	(626)	(3,363)	45,001	4,040	848	385
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	116,718	46,668	19,884	(1,036)	(7,731)	134,735	17,012	2,165	815
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	18,137	12,069	1,303	(56)	(2,461)	26,386	3,852	592	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	—	38,171	—	—	(907)	37,264	1,166	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	344,754	68,202	144,678	1,971	(80,659)	189,590	10,803	8,908	8,520
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	18,159	676	16,067	(3,017)	249	—	—	676	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	301,307	205,781	34,913	6,586	(60,662)	418,099	13,111	—	50,599
JPMorgan High Yield Fund Class R6 Shares (a)	69,083	8,490	52,776	1,387	(5,029)	21,155	3,066	2,216	—
JPMorgan High Yield Research Enhanced ETF (a)	37,160	—	13,637	(869)	(1,551)	21,103	431	1,190	—
JPMorgan Income Fund Class R6 Shares (a)	29,657	677	29,094	(1,073)	(167)	—	—	727	—
JPMorgan International Equity Fund Class R6 Shares (a)	203,542	88,816	10,975	762	(28,043)	254,102	13,713	4,331	8,870
JPMorgan International Focus Fund Class R6 Shares (a)	436,949	30,723	176,701	24,750	(67,054)	248,667	10,063	7,738	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	308,500	115,806	30,723	1,964	(24,996)	370,551	19,350	11,803	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	110,670	139	108,429	(6,811)	4,431	—	—	139	—
JPMorgan Realty Income Fund Class R6 Shares (a)	154,767	11,452	75,246	13,843	(6,675)	98,141	5,926	1,132	10,320
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	42,292	9,476	6,468	(304)	(8,114)	36,882	592	158	6,843
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	12,251	16,590	5,521	236	(5,198)	18,358	828	—	1,918
JPMorgan Small Cap Value Fund Class R6 Shares (a)	20,910	3,831	3,373	18	(3,025)	18,361	618	106	2,950
JPMorgan U.S. Equity Fund Class R6 Shares (a)	415,918	59,815	70,294	16,605	(22,677)	399,367	18,892	2,210	36,413
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	49,691	597,700	548,423	—	—	98,968	98,968	18	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	303,125	144,737	24,030	5,208	(26,028)	403,012	11,531	2,780	42,716
JPMorgan Value Advantage Fund Class R6 Shares (a)	563,082	72,466	198,336	23,016	(39,785)	420,443	10,325	5,121	47,614

Total	$3,757,943	$1,633,005	$1,637,757	$86,191	$(394,416)	$3,444,966		$54,163	$217,963

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.